Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 16, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM Nasdaq-100 Buffer 12 ETF – April
(the “Fund”)Supplement dated March 24, 2025
to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one-year period over which the Fund seeks to produce the target outcome). The next Target Outcome Period for the Fund will commence on April 1, 2025 and end on March 31, 2026 (the “NewTarget Outcome Period”). The Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit the Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on April 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period.As of March 24, 2025, the expected range of the Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM Nasdaq-100 Buffer 12 ETF – AprilPQAP15.9% – 17.9% before fees and expenses(15.4% – 17.4% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.
PGIM Nasdaq-100 Buffer 12 ETF - April
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM Nasdaq-100 Buffer 12 ETF – April
(the “Fund”)Supplement dated March 24, 2025
to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one-year period over which the Fund seeks to produce the target outcome). The next Target Outcome Period for the Fund will commence on April 1, 2025 and end on March 31, 2026 (the “NewTarget Outcome Period”). The Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit the Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on April 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period.As of March 24, 2025, the expected range of the Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM Nasdaq-100 Buffer 12 ETF – AprilPQAP15.9% – 17.9% before fees and expenses(15.4% – 17.4% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.